Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 63,043	€ 56,662
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,647	2,607
Debt securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	56,765	50,817
Debt securities | Financial assets at FVOCI | Provisions
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	17	15
Loans and receivables
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	3,631	3,238
Loans and receivables | Financial assets at FVOCI | Provisions
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 1	€ 6